Segment Reporting - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 Customer Merchant	Dec. 31, 2020 Customer Merchant	Dec. 31, 2019 Customer
Disclosure Of Operating Segments [Line Items]
Number of merchants operated with | Merchant	420	330
Percentage of revenue from top 10 merchants	56.00%	64.00%	70.00%
Number of customers accounted for more than 10% of total revenue on individual level | Customer	1	2	1